Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 22 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of and for the years ended December 31, 2021 and 2020.

(Dollars in thousands)	2021	2020
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$12,538	10,970
Investment in subsidiaries	96,867	91,558
Prepaid expenses and other assets	785	891
Deferred tax asset, net	4	14
Total assets	$110,194	103,433
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	$163	181
Total liabilities	163	181
Common stock	91	91
Additional paid-in capital	40,740	40,480
Retained earnings	131,413	117,849
Net unrealized (loss) gains on securities available for sale	(1,583)	1,282
Unearned employee stock ownership plan shares	(1,256)	(1,450)
Treasury stock, at cost, 4,564,087 and 4,359,552 shares	(59,374)	(55,000)
Total stockholders' equity	110,031	103,252
Total liabilities and stockholders' equity	$110,194	103,433
Condensed Statements of Income
Interest income	$31	43
Equity income of subsidiaries	14,174	10,815
Compensation and benefits	(282)	(243)
Occupancy and equipment	(30)	(30)
Data processing	(6)	(6)
Professional services	(111)	(93)
Other	(405)	(383)
Income before income tax benefit	13,371	10,103
Income tax benefit	193	199
Net income	$13,564	10,302
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$13,564	10,302
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(14,174)	(10,815)
Deferred income tax benefit	10	10
Earned employee stock ownership shares priced above original cost	239	145
Amortization of restricted stock awards	243	238
Decrease in unearned ESOP shares	194	193
Decrease (increase) in other assets	106	(281)
Decrease in other liabilities	(18)	(34)
Net cash provided (used) by operating activities	164	(242)
Cash flows from financing activities:
Treasury stock purchased	(4,589)	(1,450)
Stock awards withheld for tax withholding	(7)	(60)
Dividends received from Bank	6,000	5,000
Net cash provided by financing activities	1,404	3,490
Increase in cash and cash equivalents	1,568	3,248
Cash and cash equivalents, beginning of year	10,970	7,722
Cash and cash equivalents, end of year	$12,538	10,970